EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator
Net loss	$ (7,663)	$ (11,453)	$ (197,294)	$ (29,326)
Denominator
Basic and diluted - Weighted Average Common Shares Outstanding (shares)	7,374,069	20,481,174	6,263,094	5,499,561
Loss per Common Share
Basic and diluted (in dollars per share)	$ (1.04)	$ (0.56)	$ (31.50)	$ (5.33)